Warrants - Schedule of Black–Scholes Option Price Model (Details) - Merger and Acquisition (“M&A”) Scenario [Member]	Dec. 31, 2024
Expected volatility [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Fair Value of Warrants	55.82
Risk-free interest rate [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Fair Value of Warrants	1.69
Expected life [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Fair Value of Warrants	4.19
Value per share [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Fair Value of Warrants	3.12
Exercise price [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Fair Value of Warrants	6.1248